IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Apr. 30, 2025	Jul. 31, 2025	Jul. 31, 2024
100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 121	$ 147	$ 224
Increase (decrease) in EVE	(1,512)	(1,513)	(1,325)
100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(189)	(225)	(271)
Increase (decrease) in EVE	1,366	1,359	1,248
Canadian currency [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	84	116	145
Increase (decrease) in EVE	(1,055)	(1,072)	(919)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(148)	(191)	(191)
Increase (decrease) in EVE	903	922	831
Denominated in U.S. dollars [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	37	31	79
Increase (decrease) in EVE	(457)	(441)	(406)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(41)	(34)	(80)
Increase (decrease) in EVE	$ 463	$ 437	$ 417